SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES
	December 31, 2024	June 30, 2025
SGD to USD Year End/Period	0.7320	0.7862
SGD to USD Average Rate	0.7483	0.7554

SCHEDULE OF ESTIMATED USEFUL LIVES

Category	Estimated useful lives

Land use right	Over the lease term
Leasehold buildings	30 years
Leasehold improvements	5 years
Plant and machinery	5 to 10 years
Equipment, furniture and fittings	1-5 years